Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Commodity Contract [Member] USD ($)	Dec. 31, 2012 Commodity Contract [Member] USD ($)	Dec. 31, 2013 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Prepaid Expenses [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2013 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Assets [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Accrued Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2013 Other Noncurrent Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Other Noncurrent Liabilities [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Other Noncurrent Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Other Noncurrent Liabilities [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2013 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2012 Cash and Cash Equivalents [Member] USD ($)	Dec. 31, 2013 Asset-backed Securities [Member] USD ($)	Dec. 31, 2013 Asset-backed Securities [Member] CAD	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD
Held-for-trading
Trading securities	$ 1,646	$ 1,612																			$ 1,554	$ 1,522	$ 92	99	$ 90	90
Held-to-maturity investments
Severance investments	5	8
Available-for-sale investments
Equity investments	4	9
Loans and receivables
Accounts receivable	5,246	4,774
Long-term receivables included in other assets [note 12]	111	95
Total	5,357	4,869
Other financial liabilities
Bank indebtedness	41	71
Long-term debt (including portion due within one year)	332	361
Accounts payable	4,781	4,450
Total	5,154	4,882
Derivatives designated as effective hedges, measured at fair value, Assets	62	69					42	37			20	32
Derivatives designated as effective hedges, measured at fair value, Total	(4)	47	(3)	49
Derivatives designated as effective hedges, measured at fair value, Liabilities	$ (65)	$ (20)			$ (1)	$ (2)			$ 0	$ 2			$ (37)	$ (11)	$ (1)	$ (3)	$ (28)	$ (9)	$ 0	$ (1)